Long-term Investments (Tables)	6 Months Ended
Jun. 30, 2025
Long-term Investments
Schedule of long term investments
	Equity investments using the equity method(i)	Equity investment using the measurement alternative (ii)	Total
Balance as of January 1, 2024	$-	$23,426,105	$23,426,105
Additions	-	-	-
Foreign currency translation adjustment	-	(639,947)	(639,947)
Balance as of December 31, 2024	-	22,786,158	22,786,158
Additions	79,168,287	-	79,168,287
Foreign currency translation adjustment	983,581	431,637	1,415,218
Balance as of June 30, 2025	$80,151,868	$23,217,795	$103,369,663